Acquisitions of businesses	12 Months Ended
Dec. 31, 2018
Statement [line items]
Acquisition of businesses
23. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2018	2017	2016

Property, plant and equipment	137

Currently marketed products	2 531		451

Acquired research and development	10 224	1 223	690

Other intangible assets	1

Deferred tax assets	381	8	39

Financial and other assets	19

Inventories	20		4

Trade receivables and other current assets	90		1

Cash and cash equivalents	1 112	20	1

Deferred tax liabilities	– 2 874	– 325	– 372

Current and non-current financial debts	– 14

Trade payables and other liabilities	– 627	– 1

Net identifiable assets acquired	11 000	925	814

Acquired liquidity	– 1 112	– 20	– 1

Non-controlling interests	– 26

Goodwill	4 084	94	56

Net assets recognized as a result of business combinations	13 946	999	869

Note 2 details significant acquisitions of businesses, specifically, AAA, AveXis and Endocyte in 2018, Ziarco and Encore in 2017, and Transcend and Reprixys in 2016. The goodwill arising out of these acquisitions is attributable to the growth platform, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. No goodwill from 2018 and 2017 is tax-deductible. Goodwill of USD 18 million from 2016 is tax deductible.